Post-Employment Benefits - Summary of Change in the Net Defined Benefit Obligation (Parenthetical) (Detail) kr in Millions	12 Months Ended
	Dec. 31, 2018 SEK (kr) yr	Dec. 31, 2017 SEK (kr) yr
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of DBO | yr	20.3	20.1
Asset ceiling excluded from defined benefit cost recognized in income statement	kr 43	kr 50
2019 [member]
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to plans	kr 2,100